CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total Stock-holders' Equity	Non-Controlling Interests	Total	Preferred Stock [Member] Convertible Preferred Stock [Member]	Preferred Stock [Member] Common Stock [Member]	Preferred Stock [Member] Additional Paid-In Capital	Preferred Stock [Member] Accumulated Other Comprehensive Loss	Preferred Stock [Member] Accumulated Deficit	Preferred Stock [Member] Total Stock-holders' Equity	Preferred Stock [Member] Non-Controlling Interests
Balance at Dec. 01, 2010	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Shares, Outstanding at Dec. 01, 2010	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		20,000
Issuance of common stock			200			200
Net loss								0
Balance at Dec. 31, 2010	0	0	200	0	0	200	0	200
Shares, Outstanding at Dec. 31, 2010	0	20,000.00
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		16,929,184
Issuance of common stock		170	185,957			186,127		186,127
Common stock issued through distribution reinvestment plan (in shares)		27,169
Common stock issued through distribution reinvestment plan			271			271		271
Common stock repurchases (in shares)
Common stock repurchases			(25)			(25)		(25)
Offering costs, commissions and dealer manager fees			(21,752)			(21,752)		(21,752)
Equity-based compensation (in shares)		185,663
Equity-based compensation		2	223			225		225
Consideration paid for assets of Manager in excess of carryover basis/Contribution transactions			(16,769)			(16,769)		(16,769)
Distributions declared					(2,519)	(2,519)		(2,519)
Contributions from non-controlling interest holders			3,875			3,875	(3,875)	0
Distributions to non-controlling interest holders							68	68
Net loss					(4,699)	(4,699)	(105)	(4,804)
Other comprehensive income				(98)		(98)		(98)
Balance at Dec. 31, 2011	0	172	144,230	(98)	(7,218)	137,086	3,702	140,788
Shares, Outstanding at Dec. 31, 2011	0	17,162,016.00
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		159,396,558							828,472
Issuance of common stock		1,594	1,656,213			1,657,807		1,657,807	8		8,992			9,000
Common stock issued through distribution reinvestment plan (in shares)		2,678,451
Common stock issued through distribution reinvestment plan		27	26,757			26,784		26,784
Common stock repurchases (in shares)		181,479
Common stock repurchases		(2)	(1,872)			(1,874)		(1,874)
Offering costs, commissions and dealer manager fees			(181,643)			(181,643)		(181,643)
Equity-based compensation (in shares)		111,566
Equity-based compensation		1	1,223			1,224		1,224
Distributions declared					(73,455)	(73,455)		(73,455)
Issuance of operating partnership units							6,352	6,352
Contributions from non-controlling interest holders							(7,375)	7,375
Distributions to non-controlling interest holders							663	663
Net loss					(39,399)	(39,399)	(301)	(39,700)
Other comprehensive income				(3,836)		(3,836)		(3,836)
Balance at Dec. 31, 2012	8	1,792	1,653,900	(3,934)	(120,072)	1,531,694	16,465	1,548,159
Shares, Outstanding at Dec. 31, 2012	828,472.00	179,167,112.00
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		32,036,221
Issuance of common stock		320	490,258			490,578		490,578
Conversion of Convertible Preferred Stock Series A and B to common stock (in shares)	(828,472)	828,472
Conversion of Convertible Preferred Stock Series A and B to common stock	(8)	8						0
Conversion of OP Units to common stock (in shares)		599,233
Conversion of OP Units to common stock		6	5,794			5,800	(5,800)	0
Common stock issued through distribution reinvestment plan (in shares)		489,000
Common stock issued through distribution reinvestment plan		5	4,890			4,895		4,895
Common stock repurchases (in shares)		28,315,016
Common stock repurchases		(283)	(357,634)			(357,917)		(357,917)
Offering costs, commissions and dealer manager fees			(4,298)			(4,298)		(4,298)
Equity-based compensation (in shares)		643,000
Equity-based compensation							9,827	9,827
Amortization of restricted shares			4,068			4,068		4,068
Consideration paid for assets of Manager in excess of carryover basis/Contribution transactions			(3,035)			(3,035)		(3,035)
Equity component of convertible debt			9,372			9,372		9,372
Distributions declared					(112,069)	(112,069)		(112,069)
Issuance of operating partnership units							108,247	108,247
Contributions from non-controlling interest holders							750	750
Distributions to non-controlling interest holders							5,170	5,170
Net loss					(248,676)	(248,676)	(717)	(249,393)
Other comprehensive income				8,791		8,791		8,791
Balance at Sep. 30, 2013	$ 0	$ 1,848	$ 1,803,315	$ 4,857	$ (480,817)	$ 1,329,203	$ 123,602	$ 1,452,805
Shares, Outstanding at Sep. 30, 2013	0	185,448,022.00